INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	CLOSED END FUNDS — 0.3%
	MIXED ALLOCATION - 0.3%
127,172	Goldman Sachs MLP Energy and Renaissance Fund	$ 1,451,033

	TOTAL CLOSED END FUNDS (Cost $1,197,882)	1,451,033

	COMMON STOCKS — 104.7%
	ADVERTISING & MARKETING - 0.0%(b)
4,406	Tenerity, Inc.(c),(d)	–

	APPAREL & TEXTILE PRODUCTS - 0.6%
56,089	Hanesbrands, Inc.(e)	903,033
47,814	Levi Strauss & Company	1,048,561
32,908	Weyco Group, Inc.	770,047
		2,721,641
	ASSET MANAGEMENT - 0.8%
7,050	GoldMoney, Inc.(c)	10,482
230,874	Silvercrest Asset Management Group, Inc.	3,878,682
		3,889,164
	AUTOMOTIVE - 2.7%
21,576	BorgWarner, Inc.(e)	946,108
40,585	Continental A.G.(a),(c)	3,873,359
46,658	Cooper-Standard Holdings, Inc.(c)(e)	960,688
63,793	Dana, Inc.(e)	1,381,756
51,521	Holley, Inc.(c)(e)	610,009
19,879	Miller Industries, Inc.	625,592
31,600	Tenneco, Inc., Class A(c)	331,800
92,561	Vitesco Technologies Group A.G.(a),(c)	4,534,449
		13,263,761
	BANKING - 2.8%
195,691	First BanCorporation	2,847,304
108,461	Popular, Inc.(a)	9,671,467
52,865	TrustCompany Bank Corp NY	1,792,124
		14,310,895

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 104.7% (Continued)
	BEVERAGES - 1.2%
40,246	Molson Coors Beverage Company, Class B(a)(e)	$ 1,918,124
372,015	Vita Coco Company, Inc.(c)(e)	4,058,684
		5,976,808
	BIOTECH & PHARMA - 5.1%
244,377	Bausch Health Companies, Inc.(a),(c)	6,004,343
219,776	Bayer A.G.(a)	13,295,213
1,482,681	BioDelivery Sciences International, Inc.(c)	5,426,613
302,295	Lexaria Bioscience Corporation(a),(c)(e)	1,218,249
		25,944,418
	CABLE & SATELLITE - 2.3%
15,631	Cogeco, Inc.	1,007,587
978,820	Liberty Latin America Ltd., Class C(a),(c)	10,581,044
		11,588,631
	CHEMICALS - 5.1%
118,819	Cabot Corporation(a)	6,533,857
98,879	Imerys S.A.	4,501,772
200,439	Koppers Holdings, Inc.(a),(c)	5,989,117
19,707	LyondellBasell Industries N.V.	1,906,258
66,795	Orion Engineered Carbons S.A.	1,142,195
183,445	Tronox Holdings PLC(a)	4,164,202
42,711	Valhi, Inc.	1,133,977
		25,371,378
	COMMERCIAL SUPPORT SERVICES - 5.5%
129,712	ABM Industries, Inc.	5,407,693
80,981	Civeo Corporation(a),(c)	1,746,760
610,606	H&R Block, Inc.(a)(e)	13,958,454
64,339	Impellam Group PLC(c)	434,857
47,298	Mears Group PLC	124,373
40,312	Securitas A.B., B	483,550
206,542	TrueBlue, Inc.(a),(c)	5,494,018
		27,649,705
	CONSTRUCTION MATERIALS - 0.8%
45,889	HeidelbergCement A.G.	3,158,606

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 104.7% (Continued)
	CONSTRUCTION MATERIALS - 0.8% (Continued)
14,198	Owens Corning(e)	$ 1,259,363
		4,417,969
	CONSUMER SERVICES - 5.9%
433,045	Adtalem Global Education, Inc.(a),(c)(e)	12,740,184
48,444	Strategic Education, Inc.(e)	2,890,169
407,714	Stride, Inc.(a),(c)(e)	14,298,530
		29,928,883
	CONTAINERS & PACKAGING - 0.1%
7,607	International Paper Company	367,038

	E-COMMERCE DISCRETIONARY - 2.4%
24,729	eBay, Inc.	1,485,471
11,232	Overstock.com, Inc.(c)	538,462
654,871	Poshmark, Inc.(a),(c)(e)	10,353,511
		12,377,444
	ELECTRICAL EQUIPMENT - 0.5%
22,353	Belden, Inc.(a)	1,250,650
26,472	Preformed Line Products Company(a)	1,605,262
		2,855,912
	ENGINEERING & CONSTRUCTION - 1.1%
739,733	Mistras Group, Inc.(a),(c)	4,971,006
215,046	Orion Group Holdings, Inc.(c)	688,147
		5,659,153
	ENTERTAINMENT CONTENT - 1.5%
323,318	Corus Entertainment, Inc.(a)	1,279,374
168,451	Discovery, Inc.(a),(c)(e)	4,607,135
106,076	Sciplay Corporation(c)	1,325,950
15,984	ViacomCBS, Inc.(e)	534,665
		7,747,124
	FOOD - 2.7%
334,469	Dole PLC(e)	4,525,366
73,239	Fresh Del Monte Produce, Inc.	2,038,241
97,393	Herbalife Nutrition Ltd.(a),(c)	4,140,176
50,810	Seneca Foods Corporation(a),(c)	2,375,368

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 104.7% (Continued)
	FOOD - 2.7% (Continued)
194,402	Stryve Foods, Inc.(c)(e)	$ 520,997
		13,600,148
	GAS & WATER UTILITIES - 1.2%
136,841	UGI Corporation(a)	6,205,739

	HEALTH CARE FACILITIES & SERVICES - 7.0%
189,075	Cardinal Health, Inc.(a)(e)	9,750,598
28,991	Cigna Corporation(a)	6,681,266
17,095	McKesson Corporation(a)	4,388,628
106,170	Psychemedics Corporation	760,177
230,492	Triple-S Management Corporation(a),(c)	8,295,407
40,799	Universal Health Services, Inc.(e)	5,306,318
		35,182,394
	HOME & OFFICE PRODUCTS - 2.4%
127,570	Hamilton Beach Brands Holding Company(a)	1,768,120
177,140	Societe BIC S.A.(a)	10,051,202
		11,819,322
	HOME CONSTRUCTION - 1.3%
422,663	Caesarstone Ltd.(a)	5,211,434
88,738	Cornerstone Building Brands, Inc.(a),(c)	1,308,886
		6,520,320
	INDUSTRIAL INTERMEDIATE PRODUCTION - 0.3%
34,697	Strattec Security Corporation(c)	1,314,669

	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
33,241	StoneX Group, Inc.(c)	2,180,942

	INSURANCE - 2.5%
18,865	Prudential Financial, Inc.(a)	2,104,768
93,233	Reinsurance Group of America, Inc.(a)(e)	10,705,945
		12,810,713
	INTERNET MEDIA & SERVICES - 4.5%
707,683	HyreCar, Inc.(a),(c)(e)	2,406,122
193,428	Lyft, Inc.(a),(c)(e)	7,450,847

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 104.7% (Continued)
	INTERNET MEDIA & SERVICES - 4.5% (Continued)
1,636,543	Nerdy, Inc.(a),(c)(e)	$ 7,298,982
410,112	Travelzoo(a),(c)	3,842,749
693,512	TrueCar, Inc.(c)	2,385,681
		23,384,381
	LEISURE FACILITIES & SERVICES - 3.4%
492,804	Bowlero Corporation(c)	4,075,489
46,731	Dine Brands Global, Inc.(a)(e)	3,170,698
98,197	Jack in the Box, Inc.(a)(e)	8,940,838
280,416	Lottery.com, Inc.(c)(e)	1,250,655
		17,437,680
	MACHINERY - 0.7%
43,628	Hurco Companies, Inc.	1,405,258
481,561	NN, Inc.(c)(e)	1,834,747
		3,240,005
	MEDICAL EQUIPMENT & DEVICES - 3.6%
689,464	DermTech, Inc.(a),(c)(e)	8,832,034
65,695	Fonar Corporation(c)	1,020,243
239,650	Inogen, Inc.(a),(c)	7,124,795
81,294	Natus Medical, Inc.(c)	1,873,014
		18,850,086
	METALS & MINING - 4.6%
1,254,844	Argonaut Gold, Inc.(a),(c)	2,250,735
541,715	B2Gold Corporation	1,951,804
3,672,228	Bushveld Minerals Ltd.(c)	454,416
47,253	Cleveland-Cliffs, Inc.(c)(e)	809,916
866,496	Ferroglobe PLC(a),(c)	4,401,800
1,693,374	Gold Standard Ventures Corporation(c)	728,151
1,957,639	Kinross Gold Corporation(a)	10,571,250
1,732,989	OceanaGold Corporation(c)	2,672,094
		23,840,166
	OIL & GAS PRODUCERS - 5.3%
74,645	Civitas Resources, Inc.(a)	4,068,153
563,054	Crescent Point Energy Corporation	3,626,068
176,137	HollyFrontier Corporation	6,192,977

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 104.7% (Continued)
	OIL & GAS PRODUCERS - 5.3% (Continued)
154,957	Ovintiv, Inc.(a)	$ 6,012,332
250,231	World Fuel Services Corporation(a)(e)	7,059,016
		26,958,546
	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
6,184	Howard Hughes Corporation(a),(c)	595,581

	RETAIL - DISCRETIONARY - 2.2%
136,834	Caleres, Inc.	3,281,279
17,582	Foot Locker, Inc.(a)(e)	785,564
117,687	Gap, Inc.(e)	2,126,604
282,770	JOANN, Inc.(e)	3,022,811
632,915	Roots Corporation(c)(e)	1,598,270
1,135,852	SIG PLC(c)	629,747
		11,444,275
	SEMICONDUCTORS - 0.9%
237,861	Hensoldt A.G.	3,223,150
66,266	Vishay Intertechnology, Inc.(e)	1,372,369
		4,595,519
	SOFTWARE - 10.1%
11,402	Check Point Software Technologies Ltd.(c)	1,379,756
128,092	Cognyte Software Ltd.(c)	1,389,798
204,290	Convey Health Solutions Holdings, Inc.(c)	1,591,419
628,325	Dropbox, Inc.(a),(c)	15,551,044
262,832	HireRight Holdings Corporation(c)	3,574,515
43,233	IBEX Holdings Ltd.(c)	627,743
2,018,911	Immersion Corporation(a),(c)	10,437,770
100,398	NortonLifeLock, Inc.	2,611,352
211,123	ON24, Inc.(c)	3,475,085
38,499	VMware, Inc.(a)	4,946,352
370,293	WM Technology, Inc.(c)	1,877,386
295,288	Xperi Holding Corporation(a)	4,981,509
200,344	Zovio, Inc.(c)	248,427
		52,692,156

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 104.7% (Continued)
	TECHNOLOGY HARDWARE - 5.5%
60,487	Casa Systems, Inc.(c)	$ 267,957
497,198	Celestica, Inc.(a),(c)	6,190,115
211,587	Comtech Telecommunications Corporation	4,301,564
346,083	Flex Ltd.(c)	5,599,623
162,315	PlayAGS, Inc.(c)(e)	1,264,434
253,351	Sanmina Corporation(a),(c)(e)	9,581,736
20,193	Sonos, Inc.(c)(e)	509,267
		27,714,696
	TECHNOLOGY SERVICES - 1.7%
31,793	Cass Information Systems, Inc.	1,293,339
27,703	Fiserv, Inc.(c)(e)	2,928,207
37,092	Payfare, Inc.(c)	188,209
286,071	Paysafe Ltd.(c)(e)	1,038,438
229,219	Priority Technology Holdings, Inc.(a),(c)(e)	1,389,067
144,920	Sabre Corporation(c)(e)	1,326,018
		8,163,278
	TELECOMMUNICATIONS - 4.6%
3,859,918	Airtel Africa PLC(a)	7,917,433
488,921	AT&T, Inc.(a)	12,467,486
31,101	EchoStar Corporation(a),(c)	736,783
127,032	Lumen Technologies, Inc.(a)(e)	1,570,116
668,076	VEON Ltd. - ADR(c)	955,349
		23,647,167
	TOBACCO & CANNABIS - 0.6%
410,894	Swedish Match A.B. - ADR(a)	3,155,666

	TRANSPORTATION & LOGISTICS - 0.7%
19,572	Bristow Group, Inc.(c)(e)	642,940
180,541	John Menzies PLC(c)	695,724
177,947	Radiant Logistics, Inc.(a),(c)	1,105,051
87,943	Universal Logistics Holdings, Inc.	1,497,669
		3,941,384

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares				Fair Value

	TOTAL COMMON STOCKS (Cost $514,590,365)			$ 533,364,757

	EXCHANGE-TRADED FUNDS — 0.5%
	EQUITY - 0.5%
66,283	VanEck Junior Gold Miners ETF(a)			2,540,627

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,695,240)			2,540,627

	WARRANT — 0.3%	Expiration Date	Exercise Price
	ASSET MANAGEMENT - 0.0% (b)
289,602	Merida Merger Corp I	11/7/2026	$11.50	153,460

	LEISURE FACILITIES & SERVICES - 0.0% (b)
205,936	Sonder Holdings, Inc.	1/31/2028	11.50	177,146

	OIL & GAS PRODUCERS - 0.3%
76,406	Occidental Petroleum Corporation	8/3/2027	22.50	1,407,399

	TOTAL WARRANT (Cost $1,607,029)			1,738,005

	SHORT-TERM INVESTMENTS — 14.8%
	COLLATERAL FOR SECURITIES LOANED - 9.9%
50,827,197	Mount Vernon Liquid Assets Portfolio, 0.11% (Cost $50,827,197)(f),(g)			50,827,197

	MONEY MARKET FUNDS - 4.9%
25,004,720	First American Government Obligations Fund, Class X, 0.03% (Cost $25,004,720)(g)			25,004,720

	TOTAL SHORT-TERM INVESTMENTS (Cost $75,831,917)			75,831,917

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Contracts(h)
	EQUITY OPTIONS PURCHASED - 0.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.0%(b)
4,349	Kinross Gold Corporation	GOL	02/18/2022	$ 8	$ 2,348,460	$ 6,524
	TOTAL CALL OPTIONS PURCHASED (Cost - $70,041)

	PUT OPTIONS PURCHASED - 0.1%
2,041	Apple, Inc.	GOL	02/18/2022	$ 165	$ 35,672,598	$ 314,314
196	SPDR S&P 500 ETF Trust	GOL	03/18/2022	420	8,818,236	117,012
	TOTAL PUT OPTIONS PURCHASED (Cost - $622,795)					431,326

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $692,836)					437,850

	TOTAL INVESTMENTS - 120.7% (Cost $596,615,269)					$ 615,364,189
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.7)%					(103,898,821)
	NET ASSETS - 100.0%					$ 511,465,368

	SECURITIES SOLD SHORT — (69.7)%
	COMMON STOCKS — (69.2)%
	ADVERTISING & MARKETING - (0.3)%
(19,252)	Cardlytics, Inc.	$ (1,291,809)

	AEROSPACE & DEFENSE - (1.0)%
(27,719)	Boeing Company	(5,550,452)

	APPAREL & TEXTILE PRODUCTS - (1.1)%
(89,742)	Canada Goose Holdings, Inc.	(2,755,977)
(2,798)	Crocs, Inc.	(287,131)
(93,665)	Figs, Inc.	(2,105,589)
		(5,148,697)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	SECURITIES SOLD SHORT — (69.7)% (Continued)
	COMMON STOCKS — (69.2)% (Continued)
	ASSET MANAGEMENT - (1.8)%
(37,272)	Apollo Global Management, Inc.	$ (2,609,040)
(79,242)	Blue Owl Capital, Inc.	(984,978)
(28,731)	Hamilton Lane, Inc.	(2,599,006)
(71,580)	P10, Inc.	(864,686)
(226,677)	Voyager Digital Ltd.	(1,836,726)
		(8,894,436)
	AUTOMOTIVE - (2.4)%
(271,154)	Aurora Innovation, Inc.	(1,336,789)
(203,560)	Canoo, Inc.	(1,245,787)
(19,648)	Lucid Group, Inc.	(577,455)
(97,702)	Luminar Technologies, Inc.	(1,430,357)
(64,879)	QuantumScape Corporation	(1,082,831)
(6,347)	Tesla, Inc.	(5,945,361)
		(11,618,580)
	BANKING - (1.8)%
(116,452)	First Financial Bankshares, Inc.	(5,472,079)
(6,142)	SVB Financial Group	(3,586,314)
		(9,058,393)
	BEVERAGES - (1.0)%
(118,189)	Fevertree Drinks PLC	(3,390,818)
(39,678)	National Beverage Corporation	(1,772,416)
		(5,163,234)
	BIOTECH & PHARMA - (1.0)%
(32,301)	Beam Therapeutics, Inc.	(2,235,552)
(9,772)	Heska Corporation	(1,344,432)
(26,680)	Twist Bioscience Corporation	(1,585,326)
		(5,165,310)
	CHEMICALS - (0.3)%
(7,833)	Ecolab, Inc.	(1,483,962)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	SECURITIES SOLD SHORT — (69.7)% (Continued)
	COMMON STOCKS — (69.2)% (Continued)
	COMMERCIAL SUPPORT SERVICES - (0.5)%
(11,599)	R1 RCM, Inc.	$ (275,824)
(67,867)	Rollins, Inc.	(2,093,697)
		(2,369,521)
	CONSTRUCTION MATERIALS - (0.1)%
(5,680)	Advanced Drainage Systems, Inc.	(642,351)

	CONSUMER SERVICES - (0.9)%
(191,746)	European Wax Center, Inc.	(4,686,272)

	E-COMMERCE DISCRETIONARY - (0.7)%
(69,516)	Revolve Group, Inc.	(3,428,529)

	ELECTRICAL EQUIPMENT - (1.3)%
(113,249)	ChargePoint Holdings, Inc.	(1,568,499)
(18,280)	Mesa Laboratories, Inc.	(5,197,552)
		(6,766,051)
	ENGINEERING & CONSTRUCTION - (0.7)%
(73,545)	Montrose Environmental Group, Inc.	(3,366,155)

	FOOD - (1.7)%
(3,087)	Beyond Meat, Inc.	(201,056)
(168,039)	Krispy Kreme, Inc.	(2,518,905)
(52,421)	McCormick & Company, Inc.	(5,258,350)
(59,670)	Oatly Group A.B. - ADR	(424,254)
		(8,402,565)
	FORESTRY, PAPER & WOOD PRODUCTS - (0.7)%
(36,659)	Trex Company, Inc.	(3,353,199)

	GAS & WATER UTILITIES - (0.2)%
(7,673)	American Water Works Company, Inc.	(1,233,818)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	SECURITIES SOLD SHORT — (69.7)% (Continued)
	COMMON STOCKS — (69.2)% (Continued)
	HEALTH CARE FACILITIES & SERVICES - (3.9)%
(20,583)	Apollo Medical Holdings, Inc.	$ (1,059,613)
(5,106)	Chemed Corporation	(2,394,254)
(152,672)	dentalcorp Holdings Ltd.	(1,940,888)
(556,826)	Ginkgo Bioworks Holdings, Inc.	(3,329,819)
(30,846)	Inotiv, Inc.	(986,764)
(28,233)	Joint Corporation	(1,525,711)
(104,409)	Owens & Minor, Inc.	(4,394,575)
(82,897)	Surgery Partners, Inc.	(3,537,215)
		(19,168,839)
	HOME & OFFICE PRODUCTS - (0.8)%
(96,378)	Tempur Sealy International, Inc.	(3,836,808)

	HOUSEHOLD PRODUCTS - (0.2)%
(29,275)	elf Beauty, Inc.	(865,369)

	INDUSTRIAL INTERMEDIATE PRODUCTION - (1.1)%
(19,439)	Omega Flex, Inc.	(2,759,560)
(48,630)	Xometry, Inc.	(2,509,308)
		(5,268,868)
	INDUSTRIAL REIT - (0.7)%
(22,809)	Prologis, Inc.	(3,576,907)

	INDUSTRIAL SUPPORT SERVICES - (0.2)%
(4,354)	SiteOne Landscape Supply, Inc.	(784,242)

	INSTITUTIONAL FINANCIAL SERVICES - (0.9)%
(46,772)	Houlihan Lokey, Inc.	(4,970,928)

	INSURANCE - (0.9)%
(21,075)	Goosehead Insurance, Inc.	(2,077,574)
(7,330)	RLI Corporation	(768,037)
(17,885)	Trupanion, Inc.	(1,703,546)
		(4,549,157)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	SECURITIES SOLD SHORT — (69.7)% (Continued)
	COMMON STOCKS — (69.2)% (Continued)
	INTERNET MEDIA & SERVICES - (1.6)%
(6,872)	DoorDash, Inc.	$ (779,903)
(85,604)	Hemnet Group A.B.	(1,533,140)
(3,836)	Meta Platforms, Inc.	(1,201,665)
(14,982)	VeriSign, Inc.	(3,253,791)
(33,677)	Zillow Group, Inc.	(1,679,135)
		(8,447,634)
	LEISURE FACILITIES & SERVICES - (4.4)%
(236,920)	AMC Entertainment Holdings, Inc.	(3,804,935)
(47,901)	Dutch Bros, Inc.	(2,498,037)
(97,701)	First Watch Restaurant Group, Inc.	(1,469,423)
(133,476)	Norwegian Cruise Line Holdings Ltd.	(2,780,305)
(52,456)	Portillo's, Inc.	(1,392,707)
(82,528)	Royal Caribbean Cruises Ltd.	(6,421,504)
(60,513)	Shake Shack, Inc.	(3,998,094)
		(22,365,005)
	LEISURE PRODUCTS - (2.8)%
(10,586)	Axon Enterprise, Inc.	(1,481,299)
(48,788)	Callaway Golf Company	(1,164,082)
(77,857)	Clarus Corporation	(1,754,118)
(29,496)	LCI Industries	(3,633,022)
(125,498)	Mattel, Inc.	(2,625,418)
(69,128)	OneWater Marine, Inc.	(3,574,609)
		(14,232,548)
	MACHINERY - (1.1)%
(174,341)	Energy Recovery, Inc.	(3,413,597)
(27,534)	Graco, Inc.	(1,997,867)
		(5,411,464)
	MEDICAL EQUIPMENT & DEVICES - (4.4)%
(4,096)	Align Technology, Inc.	(2,027,356)
(19,404)	AtriCure, Inc.	(1,273,679)
(11,147)	Exact Sciences Corporation	(851,185)
(7,622)	Inspire Medical Systems, Inc.	(1,686,672)
(16,954)	Intuitive Surgical, Inc.	(4,817,988)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	SECURITIES SOLD SHORT — (69.7)% (Continued)
	COMMON STOCKS — (69.2)% (Continued)
	MEDICAL EQUIPMENT & DEVICES - (4.4)% (Continued)
(12,838)	iRhythm Technologies, Inc.	$ (1,602,568)
(47,495)	LeMaitre Vascular, Inc.	(2,009,513)
(12,684)	Natera, Inc.	(896,125)
(151,587)	Neogen Corporation	(5,528,378)
(4,946)	Penumbra, Inc.	(1,117,845)
(291,591)	ViewRay, Inc.	(1,268,421)
		(23,079,730)
	METALS & MINING - (0.2)%
(9,607)	Encore Wire Corporation	(1,082,613)

	OFFICE REIT - (1.0)%
(45,313)	Boston Properties, Inc.	(5,078,681)

	REAL ESTATE SERVICES - (0.5)%
(94,218)	Redfin Corporation	(2,786,026)

	RENEWABLE ENERGY - (0.9)%
(124,793)	Fluence Energy, Inc.	(2,333,630)
(49,364)	FREYR Battery S.A.	(448,225)
(72,881)	Plug Power, Inc.	(1,593,907)
		(4,375,762)
	RESIDENTIAL REIT - (0.9)%
(14,133)	Essex Property Trust, Inc.	(4,699,223)

	RETAIL - CONSUMER STAPLES - (0.4)%
(32,963)	BJ's Wholesale Club Holdings, Inc.	(2,026,236)

	RETAIL - DISCRETIONARY - (4.0)%
(106,034)	Aritzia, Inc.	(4,918,991)
(12,977)	Carvana Company	(2,103,053)
(114,817)	EVgo, Inc.	(947,240)
(36,237)	GameStop Corporation	(3,947,296)
(16,409)	Lovesac Company	(883,625)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	SECURITIES SOLD SHORT — (69.7)% (Continued)
	COMMON STOCKS — (69.2)% (Continued)
	RETAIL - DISCRETIONARY - (4.0)% (Continued)
(23,417)	MarineMax, Inc.	$ (1,102,004)
(83,950)	Shoe Carnival, Inc.	(2,867,732)
(129,818)	Tile Shop Holdings, Inc.	(858,097)
(13,546)	Tractor Supply Company	(2,957,227)
		(20,585,265)
	SEMICONDUCTORS - (2.6)%
(24,520)	Atomera, Inc.	(346,468)
(62,902)	Impinj, Inc.	(4,993,790)
(21,561)	NVIDIA Corporation	(5,279,426)
(12,776)	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	(1,566,721)
(13,092)	Wolfspeed, Inc.	(1,233,790)
		(13,420,195)
	SOFTWARE - (11.5)%
(13,955)	Appfolio, Inc.	(1,608,453)
(21,772)	Asana, Inc.	(1,142,595)
(2,942)	Bill.com Holdings, Inc.	(553,714)
(52,823)	Calix, Inc.	(2,655,940)
(64,309)	Cloudflare, Inc.	(6,199,388)
(54,110)	Confluent, Inc.	(3,538,253)
(8,614)	Datadog, Inc.	(1,258,592)
(32,923)	Duolingo, Inc.	(3,292,629)
(19,413)	Five9, Inc.	(2,440,214)
(9,809)	Fortinet, Inc.	(2,915,627)
(23,689)	Guidewire Software, Inc.	(2,388,799)
(65,782)	HashiCorp, Inc.	(4,367,267)
(3,470)	HubSpot, Inc.	(1,696,136)
(14,721)	nCino, Inc.	(674,663)
(10,715)	Paycom Software, Inc.	(3,592,740)
(54,100)	PDF Solutions, Inc.	(1,608,393)
(58,492)	Procore Technologies, Inc.	(3,659,260)
(152,269)	Samsara, Inc.	(2,756,069)
(26,932)	SentinelOne, Inc.	(1,205,207)
(3,856)	Shopify, Inc.	(3,718,109)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	SECURITIES SOLD SHORT — (69.7)% (Continued)
	COMMON STOCKS — (69.2)% (Continued)
	SOFTWARE - (11.5)% (Continued)
(34,140)	Simulations Plus, Inc.	$ (1,451,633)
(20,123)	Snowflake, Inc.	(5,551,936)
(35,177)	UiPath, Inc.	(1,285,016)
(1,824)	Workiva, Inc.	(215,743)
		(59,776,376)
	SPECIALTY FINANCE - (1.2)%
(10,997)	Credit Acceptance Corporation	(5,933,542)
(5,839)	Flywire Corporation	(164,602)
		(6,098,144)

	SPECIALTY REIT - (0.2)%
(33,742)	Gladstone Land Corporation	(1,028,456)

	TECHNOLOGY HARDWARE - (1.4)%
(7,393)	Apple, Inc.	(1,292,149)
(58,028)	Digimarc Corporation	(1,839,488)
(104,863)	Enovix Corporation	(1,689,343)
(138,107)	MicroVision, Inc.	(470,945)
(38,490)	PAR Technology Corporation	(1,443,375)
		(6,735,300)
	TECHNOLOGY SERVICES - (2.3)%
(30,577)	Block, Inc.	(3,739,261)
(94,204)	Hut 8 Mining Corporation	(559,572)
(15,619)	MarketAxess Holdings, Inc.	(5,380,433)
(71,922)	Riot Blockchain, Inc.	(1,146,437)
(28,151)	Toast, Inc.	(644,095)
		(11,469,798)
	TELECOMMUNICATIONS - (0.3)%
(275,023)	AST SpaceMobile, Inc.	(1,581,382)

	TRANSPORTATION & LOGISTICS - (1.1)%
(41,147)	Cargojet, Inc.	(5,831,068)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
SECURITIES SOLD SHORT — (69.7)% (Continued)
COMMON STOCKS — (69.2)% (Continued)
TRANSPORTATION EQUIPMENT - (0.2)%
(57,059)	TuSimple Holdings, Inc.	$ (1,070,427)

EXCHANGE-TRADED FUNDS — (0.5)%
EQUITY - (0.5)%
(40,394)	ProShares UltraPro QQQ	(2,497,561)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $423,710,198)	$ (354,323,346)

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt
GOL -	Goldman Sachs

(a)	All or a portion of security segregated as collateral for short sales.
(b)	Percentage rounds to less than 0.1%.
(c)	Non-income producing security.
(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(e)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2022 was $51,038,849.
(f)	Security was purchased with cash received as collateral for securities on loan at January 31, 2022. Total collateral had a value of $50,827,197 at January 31, 2022.
(g)	Rate disclosed is the seven day effective yield as of January 31, 2022.
(h)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.